Federated Managed Volatility Fund
A Portfolio of Federated Equity Funds
CLASS A SHARES (TICKER FVOAX)
CLASS C SHARES (TICKER FVOCX)
INSTITUTIONAL SHARES (TICKER FVOIX)

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 5, 2014
Under the heading entitled “Investment Co-Advisers,” please delete the last paragraph and replace it with the following:
“The aggregate advisory fee paid to the Co-Advisers is 0.75%. The fee is allocated among the Co-Advisers as follows:
■	Federated Investment Management Company: 0.24% of the Fund's assets allocated to fixed-income securities and related investments.
■	Federated Equity Management Company of Pennsylvania: 83% of the balance of the aggregate advisory fee.
■	Federated Global Investment Management Corp.: 17% of the balance of the aggregate advisory fee.”
February 27, 2015

Federated Managed Volatility Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452502 (2/15)
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